Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended								12 Months Ended			56 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 30, 2017
Operating Activities
Net income									$ 4,775	$ 595	$ 4,404
Less: Income (loss) from discontinued operations	$ 432	$ 335	$ 554	$ 514	$ 737	$ 296	$ 548	$ 301	1,835	1,882	2,926
Income from continuing operations, net of tax	491	$ 714	$ 810	925	(3,218)	$ 505	$ 812	614	2,940	(1,287)	1,478
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Depreciation and amortization									2,909	2,546	2,225
Provision (Credit) for deferred income tax									(429)	1,413	(1,009)
Earnings of nonconsolidated affiliates less than (in excess of) dividends received									108	253	425
Net periodic pension benefit cost									279	1,032	292
Pension contributions									(1,651)	(1,672)	(624)
Net gain on sales of assets, businesses and investments									(38)	(419)	(196)
Net (gain) loss on step acquisition of nonconsolidated affiliate									20	0	(1,617)
Restructuring, goodwill impairment and asset related charges - net									221	2,739	579
Amortization of Merger-related inventory step-up									2	120	0
Asbestos-related charge									0	0	1,113
Other net loss									393	331	324
Changes in assets and liabilities, net of effects of acquired and divested companies:
Accounts and notes receivable									(855)	(11,431)	(8,764)
Inventories									(859)	(891)	380
Accounts payable									787	1,081	547
Other assets and liabilities, net									(731)	(258)	965
Cash provided by (used for) operating activities - continuing operations									3,096	(6,443)	(3,882)
Cash provided by operating activities - discontinued operations									1,158	1,514	925
Cash provided by (used for) operating activities									4,254	(4,929)	(2,957)
Investing Activities
Capital expenditures									(2,091)	(2,807)	(3,489)
Investment in gas field developments									(114)	(121)	(113)
Purchases of previously leased assets									(26)	(187)	0
Proceeds from sales of property and businesses, net of cash divested									47	522	235
Acquisitions of property and businesses, net of cash acquired									(20)	47	(163)
Cash acquired in step acquisition of nonconsolidated affiliate									0	0	1,070
Investments in and loans to nonconsolidated affiliates									(18)	(749)	(1,020)
Distributions and loan repayments from nonconsolidated affiliates									55	69	98
Purchases of investments									(1,530)	(642)	(577)
Proceeds from sales and maturities of investments									1,214	1,165	733
Proceeds from interests in trade accounts receivable conduits									657	9,462	8,551
Other investing activities, net									0	34	46
Cash provided by (used for) investing activities - continuing operations									(1,826)	6,793	5,371
Cash provided by (used for) investing activities - discontinued operations									(369)	725	(279)
Cash provided by (used for) investing activities									(2,195)	7,518	5,092
Financing Activities
Transfer of business under common control									(240)	6	0
Changes in short-term notes payable									(178)	268	(19)
Proceeds from issuance of long-term debt									1,999	0	30
Payments on long-term debt									(3,054)	(617)	(584)
Purchases of treasury stock									0	0	(916)	$ (8,100)
Proceeds from issuance of parent company stock									112	66	0
Proceeds from sales of common stock									0	423	398
Employee taxes paid for share-based payment arrangements									(77)	(81)	(58)
Distributions to noncontrolling interests									(135)	(101)	(146)
Purchases of noncontrolling interests									0	0	(202)
Dividends paid to stockholders									0	(2,179)	(2,462)
Dividends paid to parent									(3,711)	(1,056)	0
Other financing activities, net									(67)	(4)	(2)
Cash used for financing activities - continuing operations									(5,351)	(3,275)	(3,961)
Cash used for financing activities - discontinued operations									(53)	(50)	(53)
Cash used for financing activities									(5,404)	(3,325)	(4,014)
Effect of exchange rate changes on cash, cash equivalents and restricted cash									(99)	320	(77)
Summary
Decrease in cash, cash equivalents and restricted cash									(3,444)	(416)	(1,956)
Cash, cash equivalents and restricted cash at beginning of year				$ 6,208				$ 6,624	6,208	6,624	8,580
Cash, cash equivalents and restricted cash at end of year	2,764				6,208				2,764	6,208	6,624
Less: Restricted cash and cash equivalents, included in Other current assets	40				19				40	19	17
Cash and cash equivalents at end of year	$ 2,724				$ 6,189				$ 2,724	$ 6,189	$ 6,607